Organization and Principal Activities - Financial Performance and Cash flows of the Vies and subsidiaries of Vies (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 669,503	$ 94,298	¥ 884,066	¥ 784,616
Cost of revenues	231,940	32,668	252,561	257,656
Net (loss) income	(602,898)	(84,916)	(513,475)	(351,126)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	9,073	1,278	171,851	(29,755)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues	348,433	49,076	344,288	320,942
Cost of revenues	199,185	28,055	224,726	205,955
Net (loss) income	(64,999)	(9,155)	3,792	(8,489)
Net cash provided by (used in) operating activities	(31,775)	(4,475)	154,403	209,357
Net cash (used in) provided by investing activities	8,765	1,235	(98,598)	(255,027)
Net cash provided by (used in) financing activities	(22,223)	(3,130)	128,461	91,093
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ 212	$ 30	¥ 868	¥ (35,987)